COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
ORGANIZATION AND NATURE OF OPERATIONS
NOTE 11 - COMMITMENTS AND CONTINGENCIES

On September 30, 2016, the Company entered a cell line sales agreement with the product manufacturer. Under the terms of the agreement the Company is obligated to make future payments based on the milestones of its achievements. These future payments may be as followed;

1.	$100,000 upon the initiation (first dose/first patient) of the first Phase I clinical trial (or equivalent) of a Product;

2.	$225,000 upon the initiation (first dose/first patient) of the first Phase III clinical trial (or equivalent) of a Product

3.	$225,000 payable upon the first Biologics License Application approval (or equivalent) of a product.

4.	Annual maintenance fee upon completion of phase I manufacturing or the transfer of the cell line from Catalent’s control of $50,000;

5.	A contingent sales fee upon first commercial sale of a product of 1% of sales or $150,000 whichever is greater payable quarterly.

As of June 30, 2019 $50,000 was due for the annual maintenance fee.

On June 30, 2016 the Company entered into a cell line sales agreement with the product manufacture. Under the terms of the agreement the company is obligated to make future payments based on the milestones of its achievements. These future payments may be as followed;

1.	$100,000 upon the initiation (first dose/first patient) of the first Phase I clinical trial (or equivalent) of a product;

2.	$225,000 upon the initiation (first dose/first patient) of the first Phase III clinical trial (or equivalent) of a product

3.	$225,000 payable upon the first BLA approval (or equivalent) of a product.

4.	Annual maintenance fee upon completion of phase I manufacturing or the transfer of the cell line from Catalent’s control of $50,000;

5.	A contingent sales fee upon product sales of 1% of sales or $150,000 whichever is greater.